UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highstreet Asset Management Inc.
Address: 350 - 244 Pall Mall Street
         London, Ontario
         Canada N6A 5P6

Form 13F File Number: 28-13890

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Dawn Butler
Title: Chief Operating Officer & Chief Financial Officer
Phone: 519-850-9500

Signature, Place, and Date of Signing:

    /s/ Dawn Butler      London, Ontario, Canada           01/24/2013
-----------------------  -----------------------  --------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  134
Form 13F Information Table Value Total:  $720,323
                                         (thousands)

List of Other Included Managers:

NONE

                        Highstreet Asset Management Inc.
                           FORM 13F INFORMATION TABLE
                    For the Quarter Ending December 31, 2012

                              TITLE OF                    VALUE    SHARES/  SH/   PUT/  INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 CLASS          CUSIP      (x$1000)  PRN AMT  PRN   CALL  DSCRETN  MANAGERS   SOLE      SHARED    NONE
--------------                  ---           -----      --------  -------  ---   ----  -------  --------   ----      ------    ----
AT&T Inc.                       Common Stock  00206R102   5201     154300               Sole               154300       0          0
Aetna Inc.                      Common Stock  00817Y108   1865      40262               Sole                37525       0       2737
Agnico-Eagle Mines Ltd.         Common Stock  008474108  11951     227463               Sole               227463       0          0
Agrium Inc.                     Common Stock  008916108  16138     161504               Sole               108073       0      53431
Accenture PLC                   Common Stock  00B4BNMY3   1668      25082               Sole                24774       0        308
Ensco PLC                       Common Stock  00B4VLR19   1844      31100               Sole                    0       0      31100
Seagate Technology PLC          Common Stock  00B58JVZ5    882      28947               Sole                28325       0        622
Altria Group                    Common Stock  02209S103    591      18803               Sole                18803       0          0
American Express Co.            Common Stock  025816109   1408      24500               Sole                    0       0      24500
Anheuser-Busch Inbev Nv         Common Stock  03524A108   1923      22000               Sole                    0       0      22000
BCE Inc.                        Common Stock  05534B760  18821     438063               Sole               438063       0          0
BP PLC                          American      055622104   1799      43200               Sole                    0       0      43200
                                Depository
                                Receipt
Bank of Montreal                Common Stock  063671101  22640     369097               Sole               314599       0      54498
Bank of Nova Scotia             Common Stock  064149107  30632     528921               Sole               527021       0       1900
Barrick Gold Corp.              Common Stock  067901108  14694     418706               Sole               117277       0     301429
Baytex Energy Corp.             Common Stock  07317Q105   7068     163566               Sole                76901       0      86665
H&R Block Inc.                  Common Stock  093671105   1284      69125               Sole                69125       0          0
Brocade Communications Systems  Common Stock  111621306    141      26441               Sole                26441       0          0
Inc.
Canadian Imperial Bank of       Common Stock  136069101  12051     149521               Sole               149521       0          0
Commerce
Canadian National Railway Co.   Common Stock  136375102  19287     211853               Sole                89444       0     122409
Canadian Utilities Ltd.         Common Stock  136717832   3834      52882               Sole                52882       0          0
Catamaran Corp.                 Common Stock  148887102  11123     235914               Sole               162607       0      73307
Caterpillar Inc.                Common Stock  149123101   1899      21200               Sole                    0       0      21200
Cenovus Energy Inc.             Common Stock  15135U109  12299     366569               Sole                49700       0     316869
Chevron Corp.                   Common Stock  166764100   7697      71140               Sole                50460       0      20680
Cisco Systems Inc.              Common Stock  17275R102   5374     273490               Sole               272484       0       1006
Coca-Cola Co.                   Common Stock  191216100   6986     192700               Sole               142500       0      50200
Colgate-Palmolive Co.           Common Stock  194162103   1232      11782               Sole                11782       0          0
Comcast Corp.                   Common Stock  20030N101    966      25849               Sole                25849       0          0
ConocoPhillips                  Common Stock  20825C104   3033      52298               Sole                18598       0      33700
Cummins Inc.                    Common Stock  231021106   1376      12695               Sole                12695       0          0
Dell Inc.                       Common Stock  24702R101    196      19160               Sole                    0       0      19160
Walt Disney Co.                 Common Stock  254687106   1842      37000               Sole                    0       0      37000
Discover Financial Services     Common Stock  254709108   1777      46001               Sole                34076       0      11925
DISH Network Corp.              Common Stock  25470M109   1566      42993               Sole                39911       0       3082
DIRECTV                         Common Stock  25490A309    935      18631               Sole                16016       0       2615
Domtar Corp.                    Common Stock  257559203    994      11892               Sole                11892       0          0
EI du Pont de Nemours & Co.     Common Stock  263534109   5284     117500               Sole               117500       0          0
Dun and Bradstreet Corp.        Common Stock  26483E100   1007      12803               Sole                12803       0          0
Eldorado Gold Corp.             Common Stock  284902103   4649     360400               Sole               360400       0          0
Encana Corp.                    Common Stock  292505104   8454     426638               Sole               345038       0      81600
Enbridge Inc.                   Common Stock  29250N105   2425      55921               Sole                55921       0          0
Enerplus Corp.                  Common Stock  292766102   3926     301954               Sole               301954       0          0
Exxon Mobil Corp.               Common Stock  30231G102   9803     113257               Sole                92557       0      20700
Fifth Third Bancorp             Common Stock  316773100    352      22965               Sole                    0       0      22965
First Majestic Silver Corp.     Common Stock  32076V103   1626      80390               Sole                 1669       0      78721
Foot Locker Inc.                Common Stock  344849104    415      12866               Sole                 4466       0       8400
Fortuna Silver Mines Inc.       Common Stock  349915108    631     150745               Sole               150745       0          0
Franco-Nevada Corp.             Common Stock  351858105   3192      55782               Sole                  800       0      54982
General Electric Co.            Common Stock  369604103   5243     249800               Sole               249800       0          0
Gildan Activewear Inc.          Common Stock  375916103   4291     117196               Sole               117196       0          0
Goldcorp Inc.                   Common Stock  380956409  17513     475145               Sole               475145       0          0
CGI Group Inc.                  Common Stock  39945C109   7690     332598               Sole               190048       0     142550
HSBC Holdings PLC               American      404280406   1974      37200               Sole                    0       0      37200
                                Depository
                                Receipt
Harris Corp.                    Common Stock  413875105   1253      25587               Sole                25587       0          0
Hershey Co.                     Common Stock  427866108   1045      14465               Sole                14465       0          0
Hewlett-Packard Co.             Common Stock  428236103   5206     365334               Sole               365334       0          0
HollyFrontier Corp.             Common Stock  436106108    823      17671               Sole                17671       0          0
Huntington Bancshares Inc.      Common Stock  446150104   1568     245228               Sole               241561       0       3667
IAMGOLD Corp.                   Common Stock  450913108   3995     348000               Sole               348000       0          0
Imperial Oil Ltd.               Common Stock  453038408  14536     337521               Sole               192846       0     144675
Intel Corp.                     Common Stock  458140100   6967     337665               Sole               249565       0      88100
International Business Machines Common Stock  459200101   3234      16885               Sole                 6985       0       9900
Corp.
JPMorgan Chase and Co.          Common Stock  46625H100   8514     193568               Sole               185708       0       7860
Johnson & Johnson               Common Stock  478160104   5798      82711               Sole                82711       0          0
KKR & Co. LP                    Common Stock  48248M102    188      12255               Sole                    0       0      12255
Kellogg Co.                     Common Stock  487836108   1916      34300               Sole                    0       0      34300
KeyCorp                         Common Stock  493267108   1245     147830               Sole               147830       0          0
Kinross Gold Corp.              Common Stock  496902404   5154     529397               Sole               529397       0          0
Koninklijke Ahold NV            American      500467402    193      14060               Sole                    0       0      14060
                                Depository
                                Receipt
L-3 Communications Holdings     Common Stock  502424104   1272      16585               Sole                15085       0       1500
Inc.
Eli Lilly and Co.               Common Stock  532457108   2361      47857               Sole                47415       0        442
Linear Technology Corp.         Common Stock  535678106   1275      37182               Sole                37182       0          0
Macy's Inc.                     Common Stock  55616P104    900      23041               Sole                22392       0        649
Magna International Inc.        Common Stock  559222401   9020     180149               Sole               180149       0          0
Manulife Financial Corp.        Common Stock  56501R106   3951     290186               Sole               290186       0          0
Marathon Oil Corp.              Common Stock  565849106   2130      69425               Sole                    0       0      69425
Mattel Inc.                     Common Stock  577081102    952      25992               Sole                25992       0          0
McDonald's Corp.                Common Stock  580135101   5742      65097               Sole                65097       0          0
McKesson Corp.                  Common Stock  58155Q103   1249      12879               Sole                12879       0          0
Merck & Co. Inc.                Common Stock  58933Y105   6931     169258               Sole               163653       0       5605
Methanex Corp.                  Common Stock  59151K108   1698      53178               Sole                53178       0          0
Metlife Inc.                    Common Stock  59156R108   1166      35397               Sole                34819       0        578
Microsoft Corp.                 Common Stock  594918104   9083     339801               Sole               275001       0      64800
Molson Coors Brewing Co         Common Stock  60871R209   1722      40237               Sole                39797       0        440
Monsanto Co.                    Common Stock  61166W101   1154      12192               Sole                12192       0          0
Mosaic Co.                      Common Stock  61945C103   1286      22702               Sole                22702       0          0
Nevsun Resources Ltd.           Common Stock  64156L101   1035     241520               Sole               241520       0          0
NIKE Inc.                       Common Stock  654106103   1333      25832               Sole                25832       0          0
Northrop Grumman Corp.          Common Stock  666807102   1587      23436               Sole                17394       0       6042
Open Text Corp.                 Common Stock  683715106   2297      40977               Sole                    0       0      40977
PPG Industries Inc.             Common Stock  693506107   1422      10503               Sole                10503       0          0
Parker Hannifin Corp.           Common Stock  701094104   1311      15415               Sole                15415       0          0
Pembina Pipeline Corp.          Common Stock  706327103    429      14971               Sole                14971       0          0
Penn West Petroleum Ltd.        Common Stock  707887105   3644     334808               Sole               334808       0          0
Pepsico Inc.                    Common Stock  713448108   1223      17877               Sole                17877       0          0
Petroleo Brasileiro SA          American      71654V408   1536      78900               Sole                    0       0      78900
                                Depository
                                Receipt
Pfizer Inc.                     Common Stock  717081103   5796     231120               Sole               231120       0          0
Plains All American Pipeline LP Common Stock  726503105   1579      34908               Sole                34908       0          0
Potash Corp. of Saskatchewan    Common Stock  73755L107  23748     582072               Sole               312579       0     269493
Inc.
Principal Financial Group Inc.  Common Stock  74251V102   1301      45609               Sole                45609       0          0
Procter & Gamble Co.            Common Stock  742718109   5137      75663               Sole                75663       0          0
Raytheon Co.                    Common Stock  755111507    765      13281               Sole                11281       0       2000
Rogers Communications Inc.      Common Stock  775109200   7548     165855               Sole                50917       0     114938
Royal Bank of Canada            Common Stock  780087102  23480     389051               Sole               389051       0          0
Royal Dutch Shell PLC           American      780259206   1855      26900               Sole                    0       0      26900
                                Depository
                                Receipt
Safeway Inc.                    Common Stock  786514208    382      21087               Sole                14886       0       6201
Shaw Communications Inc.        Common Stock  82028K200   6382     277244               Sole               277244       0          0
Siemens AG                      American      826197501   2025      18500               Sole                    0       0      18500
                                Depository
                                Receipt
Silver Wheaton Corp.            Common Stock  828336107  15970     441855               Sole               276871       0     164984
Spectra Energy Corp.            Common Stock  847560109   1695      61900               Sole                    0       0      61900
Sprint Nextel Corp.             Common Stock  852061100    201      35570               Sole                33405       0       2165
Stantec Inc.                    Common Stock  85472N109   2724      67993               Sole                67993       0          0
Statoil Asa                     American      85771P102   1815      72500               Sole                    0       0      72500
                                Depository
                                Receipt
Sun Life Financial Inc.         Common Stock  866796105   3952     148700               Sole               148700       0          0
Suncor Energy Inc.              Common Stock  867224107  21707     658452               Sole               658452       0          0
Talisman Energy Inc.            Common Stock  87425E103   6465     570207               Sole                    0       0     570207
Teck Resources Ltd.             Common Stock  878742204  13517     371002               Sole               247237       0     123765
TELUS Corp.                     Common Stock  87971M103  17235     262688               Sole               262688       0          0
Texas Instruments Inc.          Common Stock  882508104    638      20626               Sole                20626       0          0
Thomson Reuters Corp.           Common Stock  884903105   6028     207806               Sole               207806       0          0
3M Co.                          Common Stock  88579Y101   7120      76683               Sole                56383       0      20300
Time Warner Cable Inc.          Common Stock  88732J207   1287      13241               Sole                13241       0          0
Toronto-Dominion Bank           Common Stock  891160509  35035     415073               Sole               376375       0      38698
Total SA                        American      89151E109   1602      30800               Sole                    0       0      30800
                                Depository
                                Receipt
TransAlta Corp.                 Common Stock  89346D107   4026     264190               Sole               264190       0          0
Travelers Cos Inc.              Common Stock  89417E109   5122      71311               Sole                71311       0          0
United Parcel Service Inc.      Common Stock  911312106   2541      34460               Sole                 8660       0      25800
United Technologies Corp.       Common Stock  913017109   5208      63500               Sole                63500       0          0
Valeant Pharmaceuticals         Common Stock  91911K102  15194     254044               Sole               167690       0      86354
International Inc.
Valero Energy Corp.             Common Stock  91913Y100   1432      41967               Sole                41373       0        594
Verizon Communications Inc.     Common Stock  92343V104   5227     120800               Sole               120800       0          0
Williams Companies Inc.         Common Stock  969457100   1843      56300               Sole                    0       0      56300
Yamana Gold Inc.                Common Stock  98462Y100  19905    1154280               Sole               847279       0     307001